Taxes on Income (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 82	$ 74	$ 58
Additions based on tax positions related to the current year	30	27	14
Additions for tax positions of prior years	33	10	3
Reduction for tax positions of prior years	(11)	(9)	(1)
Reduction for settlements	(16)	(20)	0
Balance at end of year	$ 118	$ 82	$ 74